COMPANY CLASS A COMMON STOCK (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Jul. 18, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000		60,800,000
Common shares, shares issued (in shares)	82,266,160		60,800,000
Common shares, shares outstanding (in shares)	82,266,160	74,747,218	60,800,000
Temporary equity, par value (in dollars per share)	$ 0.0001
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Restricted stock units vested (in shares)	331,600
Restricted Stock Units (RSUs) | 2022 Equity Incentive Plan
Class of Stock [Line Items]
Restricted stock units vested (in shares)	331,600
Common Class A
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000
Common shares, shares outstanding (in shares)	82,266,160